Redeemable and Convertible Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable and Convertible Shares
9.	Redeemable and convertible shares

As of December 31, 2019, the Company had 29,000,000 Series A Preferred Shares outstanding Upon the completion of the IPO, all 29,000,000 issued and outstanding preferred shares were converted into Class A ordinary shares immediately as of the same date.

The significant terms of the Series A Preferred Shares issued by the Company are as follows:

(I) Liquidation preference

In a liquidation event, all proceeds resulted from the liquidation event will be first distributed to the Series A Preferred Shares holder based on 100% of the preferred shares purchase price, plus an annual compounded return of 10%, plus any declared but unpaid dividend. Any remaining proceeds will be paid to all shareholders ratably.

(II) Dividend rights

The Series A Preferred Shares are entitled to dividends.

(III) Voting rights

The Series A Preferred Shares are entitled to voting rights on an as-if converted basis.

(IV) Conversion feature

Each Series A Preferred Share is convertible at the option of the holder at any time after the date of issuance, into one ordinary share.

In addition, each Series A Preferred Share shall automatically be converted into one ordinary share at the time immediately prior to the closing of the qualified IPO. In the event the Company shall at any time after the issuance of Series A Preferred Shares issue new shares, without consideration or for a consideration per share less than the share purchase prior to such issue, then the conversion price shall be reduced, concurrently with such issue, to as of the date of such issue an amount equal to the per-share price of such new shares.

(V) Redemption feature

The Series A Preferred Shares will become redeemable at the option of the holder at any time after the fifth anniversary of the date of issuance, if the Series A Preferred Shares have not been converted into ordinary shares yet.

The redemption price per preferred share shall be equal to the higher of:

(a)	100% of the preferred share purchase price plus any declared but unpaid dividends, or
(b)	100% of the preferred share purchase price plus 15% annual compounded return.

The Group determined that the conversion feature and redemption feature do not meet the criteria for bifurcation. Further, there were no beneficial conversion feature identified.

9.	Redeemable and convertible shares (Continued)

The activities of Series A Preferred Shares included in mezzanine equity for the years ended December 31, 2019 and 2020 are as follows:

(In thousands)	Series A Preferred Shares
Balance as of December 31, 2018	20,437
Accretion	2,540
Balance as of December 31, 2019	22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	(24,270)
Balance as of December 31, 2020	—